CONTINGENCIES AND COMMITMENTS (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended
	Apr. 30, 2018	Nov. 30, 2020	Aug. 31, 2020
Disclosure of contingent liabilities [line items]
Minimum operating lease payments		$ 305
Bank advisory fees payable			$ 2,890
Maseve Investments 11 (Pty) Ltd. [Member]
Disclosure of contingent liabilities [line items]
Proportion of ownership and voting rights held by non-controlling interests	17.10%
Brokerage Fees Payable [Member] | LMM Facility [Member]
Disclosure of contingent liabilities [line items]
Repayment of secured loan facility		$ 40,000
Bank advisory fees payable			$ 2,890